Member's Deficit - Summary of Total Units Issued for Each Class of Equity (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Beginning balance	11,340	11,376
Grants	1,046	2
Redemptions		(6)
Forfeitures	(12)	(32)
Ending Balance	12,374	11,340
Predecessor | Class A Units
Temporary Equity [Line Items]
Beginning balance	6,374	6,374
Ending Balance	6,374	6,374
Predecessor | Class B Units
Temporary Equity [Line Items]
Beginning balance	3,506	3,506
Ending Balance	3,506	3,506
Predecessor | Class C Units
Temporary Equity [Line Items]
Beginning balance	375	381
Redemptions		(6)
Ending Balance	375	375
Predecessor | Class D Units
Temporary Equity [Line Items]
Beginning balance	1,085	1,115
Grants	34	2
Forfeitures	(12)	(32)
Ending Balance	1,107	1,085
Predecessor | Class E Units
Temporary Equity [Line Items]
Beginning balance
Grants	1,012
Ending Balance	1,012